SHARE BASED COMPENSATION (Schedule of Fair Value of Options Granted) (Details)	9 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.00%
Risk free interest rate	2.90%
Expected dividend yield	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	3 years